Cover Page Cover Page	Dec. 19, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	VONAGE HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32887
Entity Tax Identification Number	11-3547680
Entity Address, Address Line One	23 Main Street
Entity Address, City or Town	Holmdel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07733
City Area Code	732
Local Phone Number	528-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	VG
Security Exchange Name	NYSE
Entity Central Index Key	0001272830
Amendment Flag	false